Statement of Changes in Net Assets Available for Plan Benefits - EBP 333 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributable to:
Plan's share of net investment income of master trust	$ 120,310
Interest income on notes receivable from participants	1,098
Contributions:
Employee	49,748
Employer	5,735
Rollovers	3,810
Total contributions	59,293
Total additions	180,701
Deductions from net assets attributable to:
Benefits paid to participants	(62,538)
Administrative expenses	(670)
Total deductions	(63,208)
Increase in net assets available for plan benefits	117,493
Net assets available for plan benefits at beginning of year	1,025,322
Net assets available for plan benefits at end of year	$ 1,142,815